Discontinued Operations (Details) - Schedule of reconciliation of the major classes of income and losses from discontinued operations in the consolidated statements of operations and comprehensive loss - Discontinued Operations [Member]
¥ in Thousands, $ in Thousands
		12 Months Ended
		Aug. 31, 2021 CNY (¥)	Aug. 31, 2021 USD ($)	Aug. 31, 2020 CNY (¥)	Aug. 31, 2020 USD ($)	Aug. 31, 2019 CNY (¥)
Condensed Statement of Income Captions [Line Items]
Revenue		¥ 2,303,339		¥ 1,890,156		¥ 1,896,359
Cost of revenue		(1,315,026)		(1,085,249)		(1,109,876)
Gross profit		988,313		804,907		786,483
Selling, general and administrative expenses		(400,012)		(308,554)		(299,360)
Other operating income		7,604		3,900		4,229
Impairment loss on goodwill	[1]			(68,723)
Operating income			$ 595,905		$ 431,530	491,352
Interest expense/(income), net		(695)		3,560		4,577
Investment income		56,657		52,509		3,234
Other expenses		(4,180)		(927)		(3,589)
Income before income taxes and share of equity in loss of unconsolidated affiliate		647,687		486,672		495,574
Income tax expense		(16,877)		(15,177)		(15,667)
Share of equity in loss of unconsolidated affiliate		(200)
Net income (before one-off loss upon deconsolidation of the Affected Entities)		630,610		471,495		479,907
One-off loss upon deconsolidation of the Affected Entities, net of tax		(261,267)
Net income from discontinued operations		¥ 369,343		¥ 471,495		¥ 479,907

[1]	For the year ended August 31, 2020, the Group has determined that based on the underperformance of the Wuhan Sannew reporting unit since the acquisition date, market conditions and other factors including the uncertainty in the Sino-US relationship and adverse impacts from COVID-19, it was more likely than not that the fair value of Wuhan Sannew reporting unit was less than the carrying amount. The Group utilized the discounted cash flow model to estimate the fair value of the reporting unit and concluded the carrying amount of Wuhan Sannew reporting unit exceeded its fair value. Accordingly, the Group recorded RMB 68,723 as impairment loss on goodwill on the consolidated statement of operations for the year ended August 31, 2020.